Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents
Restricted cash	$ 2,173,593	$ 1,724,488
Interconexion Electrica S.A. E.S.P.
Cash and cash equivalents
Restricted cash	2,060,845	1,580,106
Cenit
Cash and cash equivalents
Restricted cash	111,986	143,464
Other Companies
Cash and cash equivalents
Restricted cash	$ 762	$ 918